Cash flow hedging reserve (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of detailed information about hedges [line items]
(Losses)/gains arising in the revaluation of hedge instruments		€ 1.6	€ (76.5)	€ 14.2	€ 0.0
Less: Gains/(losses) reclassified to the Consolidated Statement of Profit or Loss		0.0	60.1	(4.1)	0.0
Total		€ 1.6	€ (16.4)	€ 10.1	€ 0.0
Predecessor
Disclosure of detailed information about hedges [line items]
(Losses)/gains arising in the revaluation of hedge instruments	€ 0.0
Less: Gains/(losses) reclassified to the Consolidated Statement of Profit or Loss	0.0
Total	€ 0.0